Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Disclosure of Income Tax and Deferred Taxes Explanatory

			Group
	2021	2020(1)	2019(1)
	£m	£m	£m
Current tax:
UK corporation tax on profit for the year	401	107	254
Adjustments in respect of prior years	(24)	(24)	(25)
Total current tax	377	83	229
Deferred tax:
Charge for the year	100	34	46
Adjustments in respect of prior years	15	4	(7)
Total deferred tax	115	38	39
Tax on profit from continuing operations	492	121	268
(1)Adjusted to reflect the presentation of discontinued operations as set out in Note 43.

Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate
The Santander UK group’s effective tax rate for 2021 was 26.7% (2020: 21.6%, 2019: 27.6%). The tax on profit before tax differs from the theoretical amount that would arise using the basic corporation tax rate as follows:

			Group
	31 December 2021	2020(1)	2019(1)
	£m	£m	£m
Profit from continuing operations before tax	1,845	560	971
Tax calculated at a tax rate of 19% (2020: 19%, 2019: 19%)	351	106	184
Bank surcharge on profits	104	27	62
Non-deductible preference dividends paid	9	8	8
Non-deductible UK Bank Levy	14	19	24
Non-deductible conduct remediation, fines and penalties	6	(4)	44
Other non-deductible costs and non-taxable income	37	25	31
Effect of change in tax rate on deferred tax provision	9	6	(14)
Tax relief on dividends in respect of other equity instruments	(40)	(40)	(39)
Adjustment to prior year provisions	2	(26)	(32)
Tax on profit from continuing operations	492	121	268
(1)Adjusted to reflect the presentation of discontinued operations as set out in Note 43.

Disclosure of Movement in Current Tax Assets and Liabilities
Movements in current tax assets and liabilities during the year were as follows:

		Group
	2021	2020
	£m	£m
Assets	264	200
Liabilities	—	—
At 1 January	264	200
Income statement charge (including discontinued operations)	(389)	(96)
Other comprehensive income credit	33	1
Corporate income tax paid	427	159
Other movements	12	—
	347	264
Assets	347	264
Liabilities	—	—
At 31 December	347	264

Schedule of Deferred Taxes
The table below shows the deferred tax assets and liabilities including the movement in the deferred tax account during the year. Deferred tax balances are presented in the balance sheet after offsetting assets and liabilities where the Santander UK group has the legal right to offset and intends to settle on a net basis.

								Group
	Fair value of financial instruments	Pension remeasurement	Cash flow hedges	Fair value reserve	Tax losses carried forward	Accelerated tax depreciation	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	(65)	(26)	(99)	(11)	15	38	37	(111)
Income statement (charge)/credit	(58)	(67)	—	—	(7)	40	(23)	(115)
Transfers/reclassifications	—	4	(16)	1	—	(10)	(19)	(40)
Credited/(charged) to other comprehensive income	—	(419)	108	(2)	—	—	—	(313)
At 31 December 2021	(123)	(508)	(7)	(12)	8	68	(5)	(579)

At 1 January 2020	(52)	(96)	(58)	(8)	13	17	35	(149)
Income statement (charge)/credit	(13)	(63)	—	—	2	21	15	(38)
Transfers/reclassifications	—	—	12	(1)	—	—	(13)	(2)
Credited/(charged) to other comprehensive income	—	133	(53)	(2)	—	—	—	78
At 31 December 2020	(65)	(26)	(99)	(11)	15	38	37	(111)